Schedule of Investments (unaudited)	iShares® MSCI China Multisector Tech ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 0.9%
East Money Information Co. Ltd., Class A	20,960	$55,895
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	11,567
		67,462
Communications Equipment — 2.3%
BYD Electronic International Co. Ltd.	18,000	60,006
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	4,944
Hengtong Optic-Electric Co. Ltd., Class A	3,600	8,443
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,200	6,359
Yealink Network Technology Corp. Ltd., Class A	1,600	14,527
Zhongji Innolight Co. Ltd., Class A	1,200	4,933
ZTE Corp., Class A	5,600	19,706
ZTE Corp., Class H	20,800	45,568
		164,486
Consumer Finance — 1.1%
360 DigiTech Inc.	2,876	45,124
Lufax Holding Ltd., ADR	18,732	34,842
		79,966
Diversified Consumer Services — 3.3%
Koolearn Technology Holding Ltd.(a)(b)	10,000	52,490
New Oriental Education & Technology Group Inc.(b)	40,400	116,065
TAL Education Group, ADR(b)	12,028	71,807
		240,362
Electrical Equipment — 6.5%
Beijing Easpring Material Technology Co. Ltd., Class A	800	7,041
Contemporary Amperex Technology Co. Ltd., Class A	3,800	211,027
Eve Energy Co. Ltd., Class A	3,200	38,443
Fangda Carbon New Material Co. Ltd., Class A(b)	7,200	6,624
Ginlong Technologies Co. Ltd., Class A(b)	600	17,095
Gotion High-tech Co. Ltd., Class A	2,800	12,892
Guangzhou Great Power Energy & Technology Co. Ltd.	300	3,245
Hongfa Technology Co. Ltd., Class A	480	2,375
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	94	4,587
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	13,418
Jiangxi Special Electric Motor Co. Ltd., NVS(b)	2,800	8,215
Ningbo Orient Wires & Cables Co. Ltd.	1,192	12,123
Ningbo Ronbay New Energy Technology Co. Ltd.	740	8,178
Pylon Technologies Co. Ltd., NVS	228	10,666
Shenzhen Kstar Science & Technology Co. Ltd.	800	5,807
Sieyuan Electric Co. Ltd.	1,200	6,490
Sungrow Power Supply Co. Ltd., Class A	2,400	39,910
Sunwoda Electronic Co. Ltd., Class A	2,800	9,810
Suzhou Maxwell Technologies Co. Ltd., Class A	300	18,416
TBEA Co. Ltd., Class A	6,000	18,506
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	14,806
Zhejiang HangKe Technology Inc. Co., Class A	800	5,256
		474,930
Electronic Equipment, Instruments & Components — 9.6%
AAC Technologies Holdings Inc.(b)(c)	20,000	46,767
Avary Holding Shenzhen Co. Ltd., Class A	3,200	13,287
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	400	5,899
BOE Technology Group Co. Ltd., Class A	56,000	28,667
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	13,802
China Railway Signal & Communication Corp. Ltd., Class A	12,000	8,039
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	13,057
Foxconn Industrial Internet Co. Ltd., Class A	17,200	22,453
GoerTek Inc., Class A	5,600	14,571
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	$10,518
Hengdian Group DMEGC Magnetics Co. Ltd.	1,400	3,882
Huagong Tech Co. Ltd., Class A	1,600	3,974
Kingboard Holdings Ltd.	18,000	59,588
Kingboard Laminates Holdings Ltd.	26,000	27,453
Lens Technology Co. Ltd., Class A	7,800	11,893
Lingyi iTech Guangdong Co., Class A(b)	12,400	8,729
Luxshare Precision Industry Co. Ltd., Class A	11,600	51,969
Maxscend Microelectronics Co. Ltd., Class A	640	10,583
OFILM Group Co. Ltd., Class A(b)	6,000	4,374
Raytron Technology Co. Ltd., Class A	800	4,627
Shengyi Technology Co. Ltd., Class A	4,000	8,616
Shennan Circuits Co. Ltd., Class A	800	8,660
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,200	4,348
Sunny Optical Technology Group Co. Ltd.	18,800	223,811
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,800	10,391
Tianma Microelectronics Co. Ltd., Class A	4,000	5,236
Unisplendour Corp. Ltd., Class A	4,800	12,993
Westone Information Industry Inc., Class A	1,200	6,045
Wingtech Technology Co. Ltd., Class A	2,000	15,819
Wuhan Guide Infrared Co. Ltd., Class A	5,360	8,960
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,800	5,103
Xiamen Faratronic Co. Ltd.	400	9,048
Zhejiang Dahua Technology Co. Ltd., Class A	5,200	8,849
Zhejiang Supcon Technology Co. Ltd.	544	7,020
Zhuzhou Hongda Electronics Corp. Ltd.	800	5,097
		704,128
Entertainment — 7.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,600	9,171
Beijing Enlight Media Co. Ltd., Class A	4,800	5,676
Bilibili Inc.(b)	4,880	84,281
China Ruyi Holdings Ltd.(b)	128,000	28,575
G-Bits Network Technology Xiamen Co. Ltd., Class A	100	4,618
iQIYI Inc., ADR(b)	9,132	27,122
Kingsoft Corp. Ltd.	25,600	81,798
Mango Excellent Media Co. Ltd., Class A	3,200	11,546
NetEase Inc.	20,400	294,956
Perfect World Co. Ltd., Class A	3,200	6,270
Tencent Music Entertainment Group, ADR(b)	824	5,776
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	12,400	6,980
		566,769
Household Durables — 4.0%
Beijing Roborock Technology Co. Ltd., Class A	200	7,388
Ecovacs Robotics Co. Ltd., Class A	800	8,224
Gree Electric Appliances Inc. of Zhuhai, Class A	4,400	20,269
Haier Smart Home Co. Ltd., Class A	8,800	30,958
Haier Smart Home Co. Ltd., Class H	60,800	202,352
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	5,966
TCL Technology Group Corp., Class A	22,800	13,134
Zhejiang Supor Co. Ltd., Class A	800	5,239
		293,530
Interactive Media & Services — 15.2%
Autohome Inc., ADR	2,004	59,920
Baidu Inc.(b)	23,200	313,098
JOYY Inc., ADR	1,272	38,745
Kanzhun Ltd., ADR(b)	4,832	90,938
Kuaishou Technology(a)(b)	40,000	301,372
Tencent Holdings Ltd.	7,200	272,277

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Weibo Corp., ADR(b)	1,908	$30,414
		1,106,764
Internet & Direct Marketing Retail — 18.6%
Alibaba Group Holding Ltd.(b)	26,800	291,668
Alibaba Health Information Technology Ltd.(b)	8,000	6,753
JD Health International Inc.(a)(b)	4,400	39,532
JD.com Inc., Class A	8,600	245,511
Meituan, Class B(a)(b)	13,600	293,176
Pinduoduo Inc., ADR(b)(c)	3,976	326,191
Ping An Healthcare and Technology Co. Ltd.(a)(b)	13,600	34,572
Vipshop Holdings Ltd., ADR(b)	11,140	124,211
		1,361,614
IT Services — 2.2%
Chinasoft International Ltd.	72,000	62,210
DHC Software Co. Ltd., Class A	5,200	4,424
GDS Holdings Ltd., Class A(b)	22,800	43,724
TravelSky Technology Ltd., Class H	24,000	48,763
		159,121
Machinery — 2.2%
Haitian International Holdings Ltd.	16,000	41,709
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,000	18,771
Keda Industrial Group Co. Ltd.	3,200	7,337
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	680	6,362
Ningbo Deye Technology Co. Ltd., NVS	400	20,742
North Industries Group Red Arrow Co. Ltd., Class A	2,400	7,370
Riyue Heavy Industry Co. Ltd., Class A	1,600	4,533
Shenzhen Inovance Technology Co. Ltd., Class A	4,400	44,351
Wuxi Shangji Automation Co. Ltd., Class A	560	9,370
		160,545
Media — 0.0%
China Literature Ltd.(a)(b)	800	2,921

Semiconductors & Semiconductor Equipment — 14.2%
3peak Inc.	150	6,628
Advanced Micro-Fabrication Equipment Inc., Class A(b)	800	11,344
Amlogic Shanghai Co. Ltd.(b)	684	7,376
China Resources Microelectronics Ltd.	1,840	14,002
Daqo New Energy Corp., ADR(b)	1,592	90,601
Flat Glass Group Co. Ltd., Class A	2,800	14,092
Flat Glass Group Co. Ltd., Class H	12,000	31,475
GCL System Integration Technology Co. Ltd., Class A(b)	9,200	4,256
GCL-Poly Energy Holdings Ltd.(b)	536,000	167,437
GigaDevice Semiconductor Inc., Class A	1,200	17,340
Hangzhou Chang Chuan Technology Co. Ltd.	200	1,637
Hangzhou First Applied Material Co. Ltd., Class A	2,240	19,196
Hangzhou Lion Electronics Co. Ltd.	1,200	7,985
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,400	12,588
Hua Hong Semiconductor Ltd.(a)(b)	16,000	56,440
Ingenic Semiconductor Co. Ltd., Class A	800	9,090
JA Solar Technology Co. Ltd., Class A	3,920	32,846
JCET Group Co. Ltd., Class A	3,200	11,467
LONGi Green Energy Technology Co. Ltd., Class A	12,320	81,014
Montage Technology Co. Ltd., Class A	1,600	15,434
National Silicon Industry Group Co. Ltd., Class A(b)	4,000	11,033
NAURA Technology Group Co. Ltd., Class A	800	25,800
SG Micro Corp., Class A	600	15,224
Shanghai Fudan Microelectronics Group Co. Ltd.	482	5,210
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	8,000	37,332
Shenzhen SC New Energy Technology Corp., Class A	400	7,401
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
StarPower Semiconductor Ltd., Class A	400	$19,417
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,200	31,065
Tianshui Huatian Technology Co. Ltd., Class A	5,600	7,072
TongFu Microelectronics Co. Ltd., Class A(b)	2,400	5,977
Trina Solar Co. Ltd.	3,584	33,163
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,119	21,057
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	23,584
Wuhan DR Laser Technology Corp. Ltd.	200	3,747
Wuxi Autowell Technology Co. Ltd.	204	5,685
Xinyi Solar Holdings Ltd.	128,000	150,192
Yangzhou Yangjie Electronic Technology Co. Ltd.	766	6,252
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,000	18,510
		1,039,969
Software — 4.2%
360 Security Technology Inc., Class A	10,800	10,625
Beijing Kingsoft Office Software Inc., Class A	800	29,157
Beijing Shiji Information Technology Co. Ltd., Class A	2,800	5,915
China National Software & Service Co. Ltd., Class A	400	3,673
Hundsun Technologies Inc., Class A	3,120	17,846
Iflytek Co. Ltd., Class A	4,400	20,329
Kingdee International Software Group Co. Ltd.(b)	68,000	114,751
NavInfo Co. Ltd., Class A	4,000	6,764
Sangfor Technologies Inc., Class A	400	6,439
Shanghai Baosight Software Co. Ltd., Class A	2,600	14,608
Shanghai Baosight Software Co. Ltd., Class B	13,520	40,813
Thunder Software Technology Co. Ltd., Class A	800	13,180
Yonyou Network Technology Co. Ltd., Class A	5,800	19,018
		303,118
Technology Hardware, Storage & Peripherals — 6.9%
China Greatwall Technology Group Co. Ltd., Class A	5,600	9,578
GRG Banking Equipment Co. Ltd., Class A	4,400	6,332
Inspur Electronic Information Industry Co. Ltd., Class A	2,400	7,648
Lenovo Group Ltd.	192,000	163,977
Ninestar Corp., Class A	2,000	15,401
Shenzhen Transsion Holding Co. Ltd., Class A	1,104	12,243
Xiaomi Corp., Class B(a)(b)	210,400	285,083
		500,262
Total Long-Term Investments — 99.0%
(Cost: $9,516,005)		7,225,947

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	287,183	287,212

Total Short-Term Securities — 3.9%
(Cost: $287,158)		287,212

Total Investments — 102.9%
(Cost: $9,803,163)		7,513,159

Liabilities in Excess of Other Assets — (2.9)%		(210,984)

Net Assets — 100.0%		$7,302,175

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
November 30, 2022

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,181	$240,000	(a)	$—	$(4)	$35	$287,212	287,183	$133	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,196,994	$6,028,953	$—	$7,225,947
Money Market Funds	287,212	—	—	287,212
	$1,484,206	$6,028,953	$—	$7,513,159
Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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